Commitments and contingencies - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Contractual capital commitments	€ 3,700	€ 9,900
Other provisions	7,675	25,674
Legal proceedings provision
Disclosure of other provisions [line items]
Other provisions	€ 5,200	€ 5,200